UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22103

SPA ETF Trust

(Exact name of registrant as specified in charter)

12 East 49th Street Tower 49

New York, NY 10017

(Address of principal executive offices) (Zip code)

Antony P. Drain

SPA ETF Inc

12 East 49th Street Tower 49

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-663-1595

Date of fiscal year end: September 30, 2008

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

spa-etf.com

SPA ETF Trust

Semi-Annual Report
March 31, 2008

Table of Contents

Shareholder Letter	1
Schedule of Investments Summary Table	3
Schedules of Investments
SPA MarketGrader 40 Fund	4
SPA MarketGrader 100 Fund	6
SPA MarketGrader 200 Fund	10
SPA MarketGrader Small Cap 100 Fund	17
SPA MarketGrader Mid Cap 100 Fund	21
SPA MarketGrader Large Cap 100 Fund	25
Statements of Assets and Liabilities	29
Statements of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	32
Notes to Financial Statements	33
Advisory Contracts Review	38
Shareholder Expense Examples	40
Supplemental Information	42

Shareholder Letter

Dear Shareholder,

We are pleased to present the initial report for the SPA ETF Trust. The Trust currently consists of six exchange traded funds (the ‘‘Funds’’) that seek to generate capital growth for investors by replicating as closely as possible, before fees and expenses, the performance of a specific market index.

The Funds make use of the MarketGrader System, a computer-driven analysis program that evaluates the U.S. economy and 5,700 companies, and which system is further described in the Prospectus and SAI dated October 12, 2007. The initial six Funds, launched on October 17, 2007, are based on MarketGrader Indices which have U.S. Equities as their underlying portfolios.

The reporting period has been one marked by high volatility and a down market, as evidenced below by Fund and S&P Index returns for the October 17, 2007 to March 31, 2008 period.*

	NAV	Market Price
SPA MarketGrader 40	(23.12)%	(23.36)%
SPA MarketGrader 100	(20.40)	(20.52)
SPA MarketGrader 200	(21.68)	(21.68)
SPA MarketGrader Small Cap 100	(22.64)	(22.56)
SPA MarketGrader Mid Cap 100	(18.20)	(18.22)
SPA MarketGrader Large Cap 100	(15.56)	(11.54)
S&P Smallcap 600 Index	(16.46)%
S&P Midcap 400 Index	(14.01)
S&P 500 Index	(14.48)

For a longer term perspective, the MarketGrader Index 1-, 3- and 5-year returns as of March 31, 2008 are presented below. Please note, these MarketGrader and S&P returns are price returns meaning that dividends have not been reflected.

Indices	1 year	3 Year †	5 Year †
MarketGrader 40	(15.20)%	5.61%	20.17%
MarketGrader 100	(8.25)	7.38	18.38
MarketGrader 200	(9.90)	6.13	15.87
MarketGrader Small Cap 100	(16.01)	4.53	15.77
MarketGrader Mid Cap 100	(5.03)	8.35	17.47
MarketGrader Large Cap 100	0.66	10.95	16.46
S&P Smallcap 600	(11.49)	4.31	14.56
S&P Midcap 400	(8.13)	5.76	13.76
S&P 500	(6.91)	3.86	9.29

In the near future we anticipate launching more Funds based on other MarketGrader sector Indices. Although still in the development stage, these Funds propose to reflect specific industry sectors rather than including several industries like our current available Funds.

Thank you for investing in the SPA ETF Trust.

Sincerely,

Antony Peter Drain
President

March 31, 2008

*    Fund performance data quoted represents past performance, and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the Funds’ most recent month end performance please visit www.spa-etf.com. As denoted in the current prospectus, the Funds’ total annual operating expenses are 1.48% and net expenses are 1.12%. The Fund’s Investment Advisor has agreed to contractually waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding certain expenses described in the prospectus) from exceeding 0.85% of the average net assets, at least until December 31, 2011.

Index returns are historical. Moreover, MarketGrader Index returns are not predictive of future results, are not reflective of the Funds’ performance nor reflective of the fees and expenses applicable to the Funds. The MarketGrader indices are equal weighted and composed of U.S.-traded stocks, including American depositary receipts (‘‘ADRs’’), rebalanced semi-annually (quarterly for the MG 40 Fund) and determined by a proprietary system developed by MarketGrader.com Corporation. The MG Small, Mid and Large Cap Indices became publicly available on April 27, 2007. The MG 40 Index became publicly available on May 1, 2003 while the MG 100 and 200 Indices became publicly available on March 15, 2007. Index performance shown prior to these dates is based on back-tested data (i.e., calculations of how the Index would have performed in the past had it existed). Back-tested performance data is hypothetical, solely for informational purposes, is not representative of actual performance and has inherent limitations. The Index Provider is not affiliated with the Funds, the Investment Adviser or the Sub-Adviser.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The S&P MidCap 400 Index consists of 400 domestic mid cap stocks selected for market size, liquidity and industry group representation. The S&P Small Cap 600 Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation One cannot invest directly in an index.

The Funds are subject to investment risk, including the possible loss of principal amount invested. Fund returns may not match the return of their respective Index, known as non-correlation risk, due to operating expenses incurred by the Fund. The Funds may invest in foreign securities which involve certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. The Funds may also invest in small and medium sized companies which involve greater risk than is customarily associated with investing in more established companies.

†    Annualized.

Schedule of Investments Summary Table (unaudited)

SPA MarketGrader 40 Fund

Security	% of Net Assets
Capital Goods	10.6%
Consumer Durables & Apparel	5.1
Consumer Services	1.7
Diverisified Financials	5.2
Energy	32.9
Health Care Equipment & Services	1.9
Insurance	4.7
Materials	6.5
Real Estate	2.7
Retailing	4.3
Semiconductors & Semiconductor Equipment	2.3
Software & Services	14.2
Technology Hardware & Equipment	6.7
Total Investments	98.8
Other Assets in Excess of Liabilities	1.2
Net Assets	100.0%

SPA MarketGrader 100 Fund

Security	% of Net Assets
Capital Goods	11.0%
Commercial Services & Supplies	3.8
Consumer Durables & Apparel	3.6
Consumer Services	0.7
Diverisified Financials	3.9
Energy	23.6
Food & Staples Retailing	1.0
Food Beverage & Tobacco	1.1
Health Care Equipment & Services	2.5
Insurance	7.6
Materials	5.8
Pharmaceuticals, Biotechnology	2.0
Real Estate	1.1
Retailing	6.2
Semiconductors & Semiconductor Equipment	2.8
Software & Services	14.1
Technology Hardware & Equipment	5.6
Transportation	0.8
Total Investments	97.2
Other Assets in Excess of Liabilities	2.8
Net Assets	100.0%

SPA MarketGrader 200 Fund

Security	% of Net Assets
Banks	2.3%
Capital Goods	9.8
Commercial Services & Supplies	2.9
Consumer Durables & Apparel	5.5
Consumer Services	1.8
Diverisified Financials	2.9
Energy	19.0
Food Staples & Retailing	0.5
Food Beverage & Tobacco	2.4
Health Care Equipment & Services	3.4
Household & Personal Products	1.4
Insurance	2.9
Materials	6.5
Media	1.0
Pharmaceuticals, Biotechnology	4.5
Real Estate	0.5
Retailing	4.7
Semiconductors & Semiconductor Equipment	2.3
Software & Services	8.5
Technology Hardware & Equipment	8.8
Telecommunication Services	0.9
Transportation	1.5
Utilities	3.0
Total Investments	97.0
Other Assets in Excess of Liabilities	3.0
Net Assets	100.0%

SPA MarketGrader
Small Cap 100 Fund

Security	% of Net Assets
Banks	2.8%
Capital Goods	15.4
Commercial Services & Supplies	4.7
Consumer Durables & Apparel	7.0
Consumer Services	2.9
Diverisified Financials	1.9
Energy	14.9
Food Beverage & Tobacco	2.9
Health Care Equipment & Services	2.9
Household & Personal Products	0.9
Insurance	2.9
Materials	2.8
Pharmaceuticals, Biotechnology	3.9
Retailing	7.5
Semiconductors & Semiconductor Equipment	1.0
Software & Services	9.8
Technology Hardware & Equipment	6.2
Telecommunication Services	1.0
Transportation	4.0
Utilities	2.0
Total Investments	97.4
Other Assets in Excess of Liabilities	2.6
Net Assets	100.0%

SPA MarketGrader
Mid Cap 100 Fund

Security	% of Net Assets
Banks	2.8%
Capital Goods	10.0
Commercial Services & Supplies	3.8
Consumer Durables & Apparel	8.9
Consumer Services	2.7
Diverisified Financials	1.9
Energy	19.9
Food Beverage & Tobacco	1.8
Health Care Equipment & Services	2.9
Household & Personal Products	2.9
Insurance	1.0
Materials	6.4
Media	1.0
Pharmaceuticals, Biotechnology	3.9
Real Estate	1.0
Retailing	5.0
Semiconductors & Semiconductor Equipment	1.9
Software & Services	6.9
Technology Hardware & Equipment	5.9
Telecommunication Services	0.9
Transportation	1.0
Utilities	5.0
Total Investments	97.5
Other Assets in Excess of Liabilities	2.5
Net Assets	100.0%

SPA MarketGrader
Large Cap 100 Fund

Security	% of Net Assets
Banks	1.0%
Capital Goods	9.1
Commercial Services & Supplies	1.0
Consumer Durables & Apparel	7.0
Consumer Services	0.7
Diverisified Financials	3.9
Energy	19.8
Food & Staples Retailing	3.0
Food Beverage & Tobacco	1.0
Health Care Equipment & Services	5.0
Household & Personal Products	1.0
Insurance	1.1
Materials	8.5
Media	1.0
Pharmaceuticals, Biotechnology	6.2
Retailing	3.0
Semiconductors & Semiconductor Equipment	3.7
Software & Services	7.9
Technology Hardware & Equipment	10.7
Telecommunications Services	0.9
Utilities	2.9
Total Investments	98.4
Other Assets in Excess of Liabilities	1.6
Net Assets	100.0%

Schedule of Investments
SPA MarketGrader 40 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
COMMON STOCKS—98.8%
Capital Goods—10.6%
AZZ, Inc.*	2,922	$103,965
Graham Corp.	2,827	100,613
H&E Equipment Services, Inc.*	6,509	81,818
II-VI, Inc.*	3,246	123,283
Total Capital Goods		409,679
Consumer Durables & Apparel—5.1%
Coach, Inc.*	3,303	99,585
Mattel, Inc.	4,886	97,231
Total Consumer Durables & Apparel		196,816
Consumer Services—1.7%
Apollo Group, Inc. Class A*	1,535	66,312
Diversified Financials—5.2%
Franklin Resources, Inc.	1,032	100,094
Greenhill & Co., Inc.	1,441	100,236
Total Diversified Financials		200,330
Energy—32.9%
Apache Corp.	920	111,154
Atwood Oceanics, Inc.*	1,070	98,140
Cal Dive International, Inc.*	10,375	107,693
EOG Resources, Inc.	1,015	121,800
Helmerich & Payne, Inc.	2,290	107,332
Noble Corp.	2,043	101,476
St. Mary Land & Exploration Co.	2,813	108,301
Superior Energy Services*	2,283	90,453
Swift Energy Co.*	2,200	98,978
Transocean, Inc.*	771	104,239
W-H Energy Services, Inc.*	1,651	113,671
XTO Energy, Inc.	1,731	107,080
Total Energy		1,270,317
Health Care Equipment & Services—1.9%
WellCare Health Plans, Inc.*	1,891	73,654
Insurance—4.7%
eHealth, Inc.*	3,954	87,265
Validus Holdings Ltd.	3,981	93,275
Total Insurance		180,540

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 40 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Materials—6.5%
CF Industries Holdings, Inc.	789	$81,756
Nova Chemicals Corp.	3,325	79,301
Terra Nitrogen Co. LP	795	88,682
Total Materials		249,739
Real Estate—2.7%
Jones Lang LaSalle, Inc.	1,359	105,105
Retailing—4.3%
Guess?, Inc.	2,530	102,389
NutriSystem, Inc.*	4,182	63,023
Total Retailing		165,412
Semiconductors & Semiconductor Equipment—2.3%
MEMC Electronic Materials, Inc.*	1,287	91,248
Software & Services—14.2%
Accenture Ltd. Class A	2,873	101,043
Cognizant Technology Solutions Corp. Class A*	3,068	88,450
Interactive Intelligence, Inc.*	6,539	76,964
Mastercard, Inc. Class A	489	109,043
Microsoft Corp.	3,546	100,635
TheStreet.com, Inc.	8,921	72,082
Total Software & Services		548,217
Technology Hardware & Equipment—6.7%
Dolby Laboratories, Inc. Class A*	2,161	78,358
Harris Corp.	1,849	89,732
Western Digital Corp.*	3,388	91,612
Total Technology Hardware & Equipment		259,702
Total Investments—98.8%
(Cost $3,952,798)		3,817,071
Other Assets in Excess of Liabilities—1.2%		45,245
Net Assets—100.0%		$3,862,316

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
COMMON STOCKS—97.2%
Capital Goods—11.0%
AZZ, Inc.*	595	$21,170
Caterpillar, Inc.	264	20,669
Dynamic Materials Corp.	351	15,163
Gardner Denver, Inc.*	548	20,331
Graham Corp.	573	20,393
H&E Equipment Services, Inc.*	1,335	16,781
II-VI, Inc.*	665	25,257
Manitowoc Co., Inc. (The)	521	21,257
Rockwell Collins, Inc.	341	19,488
Wabtec Corp.	594	22,370
Woodward Governor Co.	642	17,154
Total Capital Goods		220,033
Commercial Services & Supplies—3.8%
Geoeye, Inc.*	640	16,634
ICF International, Inc.*	828	16,601
Robert Half International, Inc.	797	20,515
Watson Wyatt Worldwide, Inc. Class A	388	22,019
Total Commercial Services & Supplies		75,769
Consumer Durables & Apparel—3.6%
Coach, Inc.*	677	20,412
CROCS, Inc.*	627	10,954
Mattel, Inc.	1,002	19,940
Whirlpool Corp.	232	20,133
Total Consumer Durables & Apparel		71,439
Consumer Services—0.7%
Apollo Group, Inc. Class A*	314	13,565
Diversified Financials—3.9%
Franklin Resources, Inc.	211	20,465
Goldman Sachs Group, Inc.	118	19,516
Greenhill & Co., Inc.	295	20,520
optionsXpress Holdings, Inc.	833	17,251
Total Diversified Financials		77,752
Energy—23.6%
Apache Corp.	189	22,835
Atwood Oceanics, Inc.*	219	20,087
Bois d’Arc Energy, Inc.*	972	20,888
Cal Dive International, Inc.*	2,128	22,089
Chevron Corp.	239	20,401
ConocoPhillips	254	19,357
Devon Energy Corp.	213	22,222

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Energy—23.6% (continued)
ENSCO International, Inc.	358	$22,418
EOG Resources, Inc.	208	24,960
Exxon Mobil Corp.	209	17,677
Frontier Oil Corp.	547	14,911
Helmerich & Payne, Inc.	470	22,029
Noble Corp.	419	20,812
Occidental Petroleum Corp.	273	19,975
Parker Drilling Co.*	2,804	18,114
St. Mary Land & Exploration Co.	577	22,214
Superior Energy Services*	469	18,582
Superior Well Services, Inc.*	845	18,480
Swift Energy Co.*	451	20,290
Transocean, Inc.*	158	21,362
Valero Energy Corp.	338	16,599
W-H Energy Services, Inc.*	338	23,271
XTO Energy, Inc.	355	21,960
Total Energy		471,533
Food & Staples Retailing—1.0%
SYSCO Corp.	690	20,024
Food Beverage & Tobacco—1.1%
Cal-Maine Foods, Inc.	669	22,331
Health Care Equipment & Services—2.5%
Kinetic Concepts, Inc.*	396	18,307
Varian Medical Systems, Inc.*	384	17,987
WellCare Health Plans, Inc.*	382	14,879
Total Health Care Equipment & Services		51,173
Insurance—7.6%
Aspen Insurance Holdings Ltd.	713	18,809
Berkshire Hathaway, Inc. Class B*	5	22,364
eHealth, Inc.*	806	17,788
HCC Insurance Holdings, Inc.	764	17,335
Odyssey Re Holdings Corp.	548	20,139
Philadelphia Consolidated Holding Co.*	575	18,515
Tower Group, Inc.	718	18,072
Validus Holdings Ltd.	817	19,142
Total Insurance		152,164
Materials—5.8%
Air Products & Chemicals, Inc.	221	20,332
AK Steel Holding Corp.	420	22,856
CF Industries Holdings, Inc.	162	16,786

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Materials—5.8% (continued)
Methanex Corp.	825	$21,590
Nova Chemicals Corp.	682	16,266
Terra Nitrogen Co. LP	159	17,736
Total Materials		115,566
Pharmaceuticals, Biotechnology—2.0%
Endo Pharmaceuticals Holdings, Inc.*	810	19,391
United Therapeutics Corp.*	230	19,941
Total Pharmaceuticals, Biotechnology		39,332
Real Estate—1.1%
Jones Lang LaSalle, Inc.	278	21,501
Retailing—6.2%
Best Buy Co., Inc.	465	19,279
DSW, Inc. Class A*	1,004	13,002
Guess?, Inc.	519	21,004
Gymboree Corp.*	518	20,658
Men’s Wearhouse, Inc.	857	19,942
NutriSystem, Inc.*	840	12,659
PetMed Express, Inc.*	1,622	17,988
Total Retailing		124,532
Semiconductors & Semiconductor Equipment—2.8%
Amkor Technology, Inc.*	1,794	19,196
MEMC Electronic Materials, Inc.*	264	18,718
Nvidia Corp.*	934	18,484
Total Semiconductors & Semiconductor Equipment		56,398
Software & Services—14.1%
Accenture Ltd. Class A	575	20,223
Ansoft Corp.*	788	24,050
Cognizant Technology Solutions Corp. Class A*	629	18,134
Double-Take Software, Inc.*	1,687	19,704
FactSet Research Systems, Inc.	401	21,602
Interactive Intelligence, Inc.*	1,327	15,619
j2 Global Communications, Inc.*	1,053	23,503
Mastercard, Inc. Class A	99	22,076
Microsoft Corp.	727	20,632
Quality Systems, Inc.	637	19,027
Sybase, Inc.*	771	20,277
Synchronoss Technologies, Inc.*	1,087	21,773
TheStreet.com, Inc.	1,797	14,520
Ultimate Software Group, Inc.*	733	22,034
Total Software & Services		283,174

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Technology Hardware & Equipment—5.6%
Anixter International, Inc.*	301	$19,276
Corning, Inc.	895	21,516
Dolby Laboratories, Inc. Class A*	443	16,063
Harris Corp.	379	18,393
Mettler-Toledo International, Inc.*	196	19,036
Western Digital Corp.*	695	18,793
Total Technology Hardware & Equipment		113,077
Transportation—0.8%
TBS International Ltd. Class A*	530	16,006
Total Investments—97.2% (Cost $2,052,267)		1,945,369
Other Assets in Excess of Liabilities—2.8%		56,306
Net Assets—100.0%		$2,001,675

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
COMMON STOCKS—97.0%
Banks—2.3%
BB&T Corp.	289	$9,265
Frontier Financial Corp.	524	9,264
Glacier Bancorp, Inc.	489	9,374
SVB Financial Group*	211	9,208
TCF Financial Corp.	506	9,067
Total Banks		46,178
Capital Goods—9.8%
AZZ, Inc.*	246	8,753
Caterpillar, Inc.	125	9,786
Emerson Electric Co.	193	9,932
Fluor Corp.	69	9,740
Foster Wheeler Ltd.*	172	9,739
Gardner Denver, Inc.*	260	9,646
General Cable Corp.*	165	9,747
GrafTech International Ltd.*	632	10,245
Hurco Cos., Inc.*	195	9,122
II-VI, Inc.*	260	9,875
LB Foster Co. Class A*	231	9,947
Manitowoc Co., Inc. (The)	239	9,751
Middleby Corp.*	160	9,982
Precision Castparts Corp.	94	9,595
Rockwell Automation, Inc.	173	9,934
Rockwell Collins, Inc.	168	9,601
Sun Hydraulics Corp.	317	9,279
Terex Corp.*	148	9,250
Trinity Industries, Inc.	368	9,807
Woodward Governor Co.	327	8,737
Total Capital Goods		192,468
Commercial Services & Supplies—2.9%
American Reprographics Co.*	645	9,572
ICF International, Inc.*	480	9,624
Knoll, Inc.	730	8,424
Manpower, Inc.	166	9,339
Robert Half International, Inc.	371	9,550
Watson Wyatt Worldwide, Inc. Class A	173	9,818
Total Commercial Services & Supplies		56,327
Consumer Durables & Apparel—5.5%
Coach, Inc.*	335	10,100
CROCS, Inc.*	537	9,381
Garmin Ltd.	157	8,480
Hasbro, Inc.	355	9,904
The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Consumer Durables & Apparel—5.5% (continued)
Maidenform Brands, Inc.*	674	$10,966
Mattel, Inc.	477	9,492
Movado Group, Inc.	511	9,959
Nike, Inc. Class B	155	10,540
Tupperware Brands Corp.	252	9,747
Under Armour, Inc. Class A*	270	9,882
Whirlpool Corp.	112	9,719
Total Consumer Durables & Apparel		108,170
Consumer Services—1.8%
Ambassadors Group, Inc.	510	9,634
Apollo Group, Inc. Class A*	167	7,214
ITT Educational Services, Inc.*	185	8,497
Sotheby’s	365	10,552
Total Consumer Services		35,897
Diversified Financials—2.9%
Franklin Resources, Inc.	100	9,699
Goldman Sachs Group, Inc.	55	9,096
Greenhill & Co., Inc.	138	9,599
Nasdaq OMX Group (The)*	242	9,356
optionsXpress Holdings, Inc.	466	9,651
T. Rowe Price Group, Inc.	195	9,750
Total Diversified Financials		57,151
Energy—19.0%
Alliance Resource Partners LP	274	9,590
Apache Corp.	81	9,786
Atwood Oceanics, Inc.*	106	9,722
Berry Petroleum Co. Class A	209	9,716
Bois d’Arc Energy, Inc.*	444	9,542
BP Prudhoe Bay Royalty Trust	102	9,524
Cal Dive International, Inc.*	839	8,709
Chevron Corp.	111	9,475
Cimarex Energy Co.	181	9,908
Contango Oil & Gas Co.*	149	9,627
Dawson Geophysical Co.*	139	9,382
Denbury Resources, Inc.*	318	9,079
Devon Energy Corp.	93	9,703
EnCana Corp.	124	9,393
ENSCO International, Inc.	149	9,330
EOG Resources, Inc.	78	9,360
Exxon Mobil Corp.	108	9,135
Helmerich & Payne, Inc.	202	9,468

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Energy—19.0% (continued)
Holly Corp.	231	$10,028
Hornbeck Offshore Services, Inc.*	220	10,047
National Oilwell Varco, Inc.*	165	9,633
Noble Corp.	191	9,487
Noble Energy, Inc.	128	9,318
Occidental Petroleum Corp.	130	9,512
Oil States International, Inc.*	218	9,769
Petro-Canada	207	8,986
Petroquest Energy, Inc.*	596	10,335
Pride International, Inc.*	268	9,367
Rowan Cos., Inc.	242	9,966
San Juan Basin Royalty Trust	250	9,308
Stone Energy Corp.*	180	9,416
Superior Energy Services*	267	10,578
Superior Well Services, Inc.*	515	11,263
Swift Energy Co.*	210	9,448
Transocean, Inc.*	69	9,329
Unit Corp.*	174	9,857
Valero Energy Corp.	191	9,380
W-H Energy Services, Inc.*	145	9,983
XTO Energy, Inc.	155	9,588
Total Energy		375,047
Food & Staples Retailing—0.5%
SYSCO Corp.	330	9,577
Food Beverage & Tobacco—2.4%
Cal-Maine Foods, Inc.	266	8,879
Darling International, Inc.*	735	9,518
Hansen Natural Corp.*	244	8,613
PepsiCo, Inc.	137	9,891
Sanderson Farms, Inc.	258	9,807
Total Food Beverage & Tobacco		46,708
Health Care Equipment & Services—3.4%
Becton Dickinson & Co.	108	9,272
Corvel Corp.*	308	9,422
Genoptix, Inc.*	409	10,229
Intuitive Surgical, Inc.*	32	10,379
Kinetic Concepts, Inc.*	196	9,061
Varian Medical Systems, Inc.*	203	9,509
WellCare Health Plans, Inc.*	252	9,815
Total Health Care Equipment & Services		67,687

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Household & Personal Products—1.4%
Chattem, Inc.*	135	$8,956
Estee Lauder Cos., Inc. (The) Class A	211	9,674
Herbalife Ltd.	206	9,785
Total Household & Personal Products		28,415
Insurance—2.9%
Aspen Insurance Holdings Ltd.	362	9,550
Berkshire Hathaway, Inc. Class B*	2	8,946
eHealth, Inc.*	453	9,998
Navigators Group, Inc.*	182	9,901
Odyssey Re Holdings Corp.	263	9,665
Validus Holdings Ltd.	402	9,419
Total Insurance		57,479
Materials—6.5%
Air Products & Chemicals, Inc.	102	9,384
AK Steel Holding Corp.	173	9,415
Barrick Gold Corp.	193	8,386
Celanese Corp. Series A	250	9,762
CF Industries Holdings, Inc.	80	8,290
Freeport-McMoRan Copper & Gold, Inc.	97	9,333
Haynes International, Inc.*	178	9,768
Methanex Corp.	347	9,081
Monsanto Co.	85	9,478
NewMarket Corp.	128	9,658
Nova Chemicals Corp.	367	8,753
Potash Corp. of Saskatchewan	60	9,313
Terra Industries, Inc.*	232	8,243
Terra Nitrogen Co. LP	77	8,589
Total Materials		127,453
Media—1.0%
DreamWorks Animation SKG, Inc. Class A*	374	9,642
Omnicom Group, Inc.	221	9,764
Total Media		19,406
Pharmaceuticals, Biotechnology—4.5%
Amgen, Inc.*	232	9,693
Biovail Corp.	808	8,605
Dionex Corp.*	131	10,086
Endo Pharmaceuticals Holdings, Inc.*	409	9,791
Gilead Sciences, Inc.*	199	10,254
Questcor Pharmaceuticals*	2,425	9,991
Techne Corp.*	146	9,835

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Pharmaceuticals, Biotechnology—4.5% (continued)
Viropharma, Inc.*	1,115	$9,968
Wyeth	235	9,814
Total Pharmaceuticals, Biotechnology		88,037
Real Estate—0.5%
Jones Lang LaSalle, Inc.	125	9,667
Retailing—4.7%
Aeropostale, Inc.*	363	9,841
Best Buy Co., Inc.	233	9,660
Charlotte Russe Holding, Inc.*	493	8,549
DSW, Inc. Class A*	579	7,498
Guess?, Inc.	268	10,846
Gymboree Corp.*	239	9,531
Jos. A. Bank Clothiers, Inc.*	412	8,446
PetMed Express, Inc.*	776	8,606
priceline.com, Inc.*	78	9,427
TJX Cos., Inc.	290	9,590
Total Retailing		91,994
Semiconductors & Semiconductor Equipment—2.3%
Amkor Technology, Inc.*	794	8,496
MEMC Electronic Materials, Inc.*	111	7,870
Nvidia Corp.*	505	9,994
Sigma Designs, Inc.*	439	9,952
Texas Instruments, Inc.	325	9,188
Total Semiconductors & Semiconductor Equipment		45,500
Software & Services—8.5%
Accenture Ltd. Class A	278	9,777
Ansoft Corp.*	393	11,994
CNET Networks, Inc.*	1,321	9,379
Cognizant Technology Solutions Corp. Class A*	331	9,543
Commvault Systems, Inc.*	676	8,382
Exlservice Holdings, Inc.*	479	10,998
FactSet Research Systems, Inc.	183	9,858
Google, Inc. Class A*	22	9,690
j2 Global Communications, Inc.*	422	9,419
Mastercard, Inc. Class A	46	10,258
Microsoft Corp.	325	9,223
Oracle Corp.*	478	9,350
Quality Systems, Inc.	310	9,260
Sybase, Inc.*	367	9,652
Synchronoss Technologies, Inc.*	536	10,736

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Software & Services—8.5% (continued)
Syntel, Inc.	357	$9,514
Ultimate Software Group, Inc.*	330	9,920
Total Software & Services		166,953
Technology Hardware & Equipment—8.8%
Anixter International, Inc.*	157	10,054
Apple, Inc.*	72	10,332
Cisco Systems, Inc.*	374	9,010
CommScope, Inc.*	261	9,091
Comtech Telecommunications Corp.*	238	9,282
Corning, Inc.	393	9,448
Dolby Laboratories, Inc. Class A*	259	9,391
EMC Corp. Class A*	641	9,192
Flir Systems, Inc.*	346	10,411
Harris Corp.	202	9,803
Hewlett-Packard Co.	200	9,132
Methode Electronics, Inc.	930	10,872
Mettler-Toledo International, Inc.*	104	10,100
Novatel Wireless, Inc.*	1,054	10,203
Qualcomm, Inc.	238	9,758
Seagate Technology	441	9,235
Sierra Wireless, Inc.*	663	10,575
Western Digital Corp.*	304	8,220
Total Technology Hardware & Equipment		174,109
Telecommunication Services—0.9%
Atlantic Tele-Network, Inc.	283	9,574
Windstream Corp.	769	9,190
Total Telecommunication Services		18,764
Transportation—1.5%
Excel Maritime Carriers Ltd.	331	9,715
Genco Shipping & Trading Ltd	182	10,270
TBS International Ltd. Class A*	318	9,604
Total Transportation		29,589
Utilities—3.0%
Amerigas Partners LP	317	9,558
Dominion Resources, Inc.	232	9,475
DPL, Inc.	377	9,666
Energen Corp.	152	9,470
Suburban Propane Partners LP	258	10,018
TECO Energy, Inc.	632	10,080
Total Utilities		58,267

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader 200 Fund
March 31, 2008 (unaudited)

Investments	Value
Total Investments—97.0%
(Cost $1,995,272)	$1,910,843
Other Assets in Excess of Liabilities—3.0%	59,119
Net Assets—100.0%	$1,969,962

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
COMMON STOCKS—97.4%
Banks—2.8%
Frontier Financial Corp.	1,029	$18,193
Glacier Bancorp, Inc.	960	18,403
SVB Financial Group*	414	18,067
Total Banks		54,663
Capital Goods—15.4%
Ameron International Corp.	165	15,431
Astec Industries, Inc.*	546	21,163
AZZ, Inc.*	483	17,185
Carlisle Cos., Inc.	551	18,425
Cascade Corp.	380	18,738
Gardner Denver, Inc.*	511	18,958
GrafTech International Ltd.*	1,241	20,117
Hurco Cos., Inc.*	383	17,917
II-VI, Inc.*	512	19,446
L.B. Foster Co. Class A*	454	19,549
Middleby Corp.*	314	19,590
Mueller Industries, Inc.	660	19,041
Sun Hydraulics Corp.	623	18,235
Trinity Industries, Inc.	724	19,295
Wabtec Corp.	512	19,282
Woodward Governor Co.	643	17,181
Total Capital Goods		299,553
Commercial Services & Supplies—4.7%
American Reprographics Co.*	1,268	18,817
Consolidated Graphics, Inc.*	373	20,907
Exponent, Inc.*	570	18,719
Herman Miller, Inc.	646	15,871
Knoll, Inc.	1,435	16,560
Total Commercial Services & Supplies		90,874
Consumer Durables & Apparel—7.0%
Cherokee, Inc.	545	18,350
CROCS, Inc.*	1,056	18,448
Deckers Outdoor Corp.*	179	19,300
Jakks Pacific, Inc.*	692	19,078
Maidenform Brands, Inc.*	1,324	21,542
Movado Group, Inc.	1,005	19,587
Under Armour, Inc. Class A*	530	19,398
Total Consumer Durables & Apparel		135,703

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Consumer Services—2.9%
Ambassadors Group, Inc.	1,003	$18,947
ITT Educational Services, Inc.*	364	16,719
Sotheby’s	717	20,729
Total Consumer Services		56,395
Diversified Financials—1.9%
Hercules Technology Growth Capital, Inc.	1,624	17,637
optionsXpress Holdings, Inc.	915	18,950
Total Diversified Financials		36,587
Energy—14.9%
Alliance Resource Partners LP	539	18,865
Allis-Chalmers Energy, Inc.*	1,463	20,175
Berry Petroleum Co. Class A	412	19,154
BP Prudhoe Bay Royalty Trust	201	18,767
Contango Oil & Gas Co.*	292	18,866
Dawson Geophysical Co.*	274	18,495
Gulf Island Fabrication, Inc.	669	19,214
Hornbeck Offshore Services, Inc.*	432	19,729
Oil States International, Inc.*	428	19,179
Petroquest Energy, Inc.*	1,171	20,305
San Juan Basin Royalty Trust	491	18,280
Stone Energy Corp.*	354	18,518
Superior Well Services, Inc.*	1,012	22,132
Swift Energy Co.*	414	18,626
W-H Energy Services, Inc.*	284	19,553
Total Energy		289,858
Food Beverage & Tobacco—2.9%
Boston Beer Co., Inc. Class A*	394	18,731
Darling International, Inc.*	1,444	18,700
Sanderson Farms, Inc.	507	19,271
Total Food Beverage & Tobacco		56,702
Health Care Equipment & Services—2.9%
Corvel Corp.*	606	18,538
Healthspring, Inc.*	1,269	17,868
WellCare Health Plans, Inc.*	495	19,280
Total Health Care Equipment & Services		55,686
Household & Personal Products—0.9%
Chattem, Inc.*	266	17,646

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Insurance—2.9%
IPC Holdings, Ltd.	682	$19,096
Navigators Group, Inc.*	358	19,475
Platinum Underwriters Holdings	567	18,405
Total Insurance		56,976
Materials—2.8%
Haynes International, Inc.*	349	19,153
LSB Industries, Inc.*	1,165	17,172
NewMarket Corp.	252	19,013
Total Materials		55,338
Pharmaceuticals, Biotechnology—3.9%
Biovail Corp.	1,587	16,902
Dionex Corp.*	258	19,863
Questcor Pharmaceuticals*	4,766	19,636
Viropharma, Inc.*	2,191	19,588
Total Pharmaceuticals, Biotechnology		75,989
Retailing—7.5%
Aeropostale, Inc.*	713	19,329
Big Lots, Inc.*	896	19,981
Buckle, Inc. (The)	402	17,982
Charlotte Russe Holding, Inc.*	969	16,803
Gymboree Corp.*	470	18,744
Jos. A. Bank Clothiers, Inc.*	809	16,585
PetMed Express, Inc.*	1,525	16,912
RadioShack Corp.	1,189	19,321
Total Retailing		145,657
Semiconductors & Semiconductor Equipment—1.0%
Sigma Designs, Inc.*	863	19,564
Software & Services—9.8%
Ansoft Corp.*	772	23,561
Blackbaud, Inc.	762	18,501
CNET Networks, Inc.*	2,596	18,432
Commvault Systems, Inc.*	1,327	16,454
j2 Global Communications, Inc.*	829	18,503
LoopNet, Inc.*	1,483	18,834
NeuStar, Inc. Class A*	705	18,668
Quality Systems, Inc.	609	18,191
Synchronoss Technologies, Inc.*	1,054	21,112
Ultimate Software Group, Inc.*	649	19,509
Total Software & Services		191,765

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Small Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Technology Hardware & Equipment—6.2%
Comtech Telecommunications Corp.*	468	$18,252
Faro Technologies, Inc.*	612	19,082
Methode Electronics, Inc.	1,828	21,369
Novatel Wireless, Inc.*	2,071	20,047
Rofin-Sinar Technologies, Inc.*	454	20,385
Sierra Wireless, Inc.*	1,304	20,799
Total Technology Hardware & Equipment		119,934
Telecommunication Services—1.0%
Atlantic Tele-Network, Inc.	556	18,810
Transportation—4.0%
Atlas Air Worldwide Holdings, Inc.*	368	20,240
Excel Maritime Carriers Ltd.	651	19,107
Forward Air Corp.	542	19,209
Genco Shipping & Trading Ltd.	357	20,146
Total Transportation		78,702
Utilities—2.0%
Amerigas Partners LP	623	18,783
Suburban Propane Partners LP	507	19,687
Total Utilities		38,470
Total Investments—97.4%
(Cost $2,004,959)		1,894,872
Other Assets in Excess of Liabilities—2.6%		50,541
Net Assets—100.0%		$1,945,413

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
COMMON STOCKS—97.5%
Banks—2.8%
Glacier Bancorp, Inc.	1,028	$19,707
SVB Financial Group*	444	19,376
TCF Financial Corp.	1,064	19,067
Total Banks		58,150
Capital Goods—10.0%
Foster Wheeler Ltd.*	362	20,496
Gardner Denver, Inc.*	547	20,294
General Cable Corp.*	346	20,438
GrafTech International Ltd.*	1,328	21,527
II-VI, Inc.*	548	20,813
Manitowoc Co., Inc. (The)	502	20,482
Rockwell Automation, Inc.	364	20,901
Rockwell Collins, Inc.	353	20,174
Terex Corp.*	311	19,438
Trinity Industries, Inc.	774	20,627
Total Capital Goods		205,190
Commercial Services & Supplies—3.8%
Herman Miller, Inc.	691	16,978
Manpower, Inc.	350	19,691
Robert Half International, Inc.	781	20,103
Watson Wyatt Worldwide, Inc. Class A	365	20,714
Total Commercial Services & Supplies		77,486
Consumer Durables & Apparel—8.9%
Coach, Inc.*	704	21,226
CROCS, Inc.*	1,130	19,741
Fossil, Inc.*	634	19,362
Hasbro, Inc.	747	20,841
Mattel, Inc.	1,003	19,960
Polo Ralph Lauren Corp.	342	19,935
Tupperware Brands Corp.	530	20,500
Under Armour, Inc. Class A*	567	20,752
Whirlpool Corp.	236	20,480
Total Consumer Durables & Apparel		182,797
Consumer Services—2.7%
Apollo Group, Inc. Class A*	351	15,163
ITT Educational Services, Inc.*	390	17,913
Sotheby’s	767	22,174
Total Consumer Services		55,250

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Diversified Financials—1.9%
Nasdaq OMX Group (The)*	510	$19,717
optionsXpress Holdings, Inc.	979	20,275
Total Diversified Financials		39,992
Energy—19.9%
Alliance Resource Partners LP	577	20,195
Atwood Oceanics, Inc.*	223	20,454
Berry Petroleum Co. Class A	440	20,456
BP Prudhoe Bay Royalty Trust	215	20,075
Cimarex Energy Co.	380	20,801
Denbury Resources, Inc.*	669	19,100
ENSCO International, Inc.	313	19,600
Frontline Ltd.	459	21,123
Helmerich & Payne, Inc.	425	19,920
Holly Corp.	486	21,097
Hornbeck Offshore Services, Inc.*	462	21,100
Oil States International, Inc.*	458	20,523
Pride International, Inc.*	564	19,712
Rowan Cos., Inc.	509	20,961
San Juan Basin Royalty Trust	526	19,583
Stone Energy Corp.*	379	19,825
Superior Energy Services*	561	22,227
Swift Energy Co.*	443	19,931
Unit Corp.*	367	20,791
W-H Energy Services, Inc.*	304	20,930
Total Energy		408,404
Food Beverage & Tobacco—1.8%
Darling International, Inc.*	1,545	20,008
Hansen Natural Corp.*	514	18,144
Total Food Beverage & Tobacco		38,152
Health Care Equipment & Services—2.9%
Kinetic Concepts, Inc.*	411	19,001
Varian Medical Systems, Inc.*	426	19,954
WellCare Health Plans, Inc.*	530	20,644
Total Health Care Equipment & Services		59,599
Household & Personal Products—2.9%
Chattem, Inc.*	285	18,907
Estee Lauder Cos., Inc. (The) Class A	444	20,357
Herbalife Ltd.	432	20,520
Total Household & Personal Products		59,784

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Insurance—1.0%
Aspen Insurance Holdings Ltd.	760	$20,049
Materials—6.4%
AK Steel Holding Corp.	363	19,754
Celanese Corp. Series A	525	20,501
CF Industries Holdings, Inc.	168	17,407
Methanex Corp.	730	19,104
NewMarket Corp.	269	20,296
Nova Chemicals Corp.	772	18,412
Terra Industries, Inc.*	487	17,302
Total Materials		132,776
Media—1.0%
DreamWorks Animation SKG, Inc. Class A*	786	20,263
Pharmaceuticals, Biotechnology—3.9%
Biovail Corp.	1,698	18,084
Dionex Corp.*	276	21,249
Endo Pharmaceuticals Holdings, Inc.*	859	20,564
Techne Corp.*	307	20,680
Total Pharmaceuticals, Biotechnology		80,577
Real Estate—1.0%
Jones Lang LaSalle, Inc.	263	20,340
Retailing—5.0%
Aeropostale, Inc.*	763	20,685
Buckle, Inc. (The)	430	19,234
Guess?, Inc.	564	22,825
Gymboree Corp.*	503	20,060
priceline.com, Inc.*	164	19,821
Total Retailing		102,625
Semiconductors & Semiconductor Equipment—1.9%
Amkor Technology, Inc.*	1,670	17,869
NVIDIA Corp.*	1,062	21,017
Total Semiconductors & Semiconductor Equipment		38,886
Software & Services—6.9%
Activision, Inc.*	743	20,291
CNET Networks, Inc.*	2,778	19,724
Cognizant Technology Solutions Corp. Class A*	697	20,095
FactSet Research Systems, Inc.	384	20,686
j2 Global Communications, Inc.*	887	19,798
NAVTEQ Corp.*	299	20,332
Sybase, Inc.*	771	20,277
Total Software & Services		141,203

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Mid Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Technology Hardware & Equipment—5.9%
Anixter International, Inc.*	329	$21,069
CommScope, Inc.*	548	19,087
Flir Systems, Inc.*	727	21,875
Harris Corp.	425	20,625
Mettler-Toledo International, Inc.*	218	21,172
Western Digital Corp.*	640	17,305
Total Technology Hardware & Equipment		121,133
Telecommunication Services—0.9%
Windstream Corp.	1,618	19,335
Transportation—1.0%
Genco Shipping & Trading Ltd.	382	21,556
Utilities—5.0%
Amerigas Partners LP	667	20,110
DPL, Inc.	792	20,307
Energen Corp.	319	19,874
Suburban Propane Partners LP	543	21,085
TECO Energy, Inc.	1,330	21,214
Total Utilities		102,590
Total Investments—97.5%
(Cost $2,122,447)		2,006,137
Other Assets in Excess of Liabilities—2.5%		50,777
Net Assets—100.0%		$2,056,914

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
COMMON STOCKS—98.4%
Banks—1.0%
BB&T Corp.	1,265	$40,556
Capital Goods—9.1%
Caterpillar, Inc.	545	42,668
Emerson Electric Co.	842	43,329
Fluor Corp.	304	42,913
Manitowoc Co., Inc. (The)	1,043	42,554
McDermott International, Inc.*	821	45,007
Precision Castparts Corp.	411	41,955
Rockwell Automation, Inc.	757	43,467
Rockwell Collins, Inc.	734	41,948
Terex Corp.*	646	40,375
Total Capital Goods		384,216
Commercial Services & Supplies—1.0%
Manpower, Inc.	728	40,957
Consumer Durables & Apparel—7.0%
Coach, Inc.*	1,464	44,140
Garmin Ltd.	686	37,051
Mattel, Inc.	2,085	41,492
Mohawk Industries, Inc.*	581	41,605
Nike, Inc. Class B	679	46,172
Polo Ralph Lauren Corp.	711	41,444
Whirlpool Corp.	490	42,522
Total Consumer Durables & Apparel		294,426
Consumer Services—0.7%
Apollo Group, Inc. Class A*	730	31,536
Diversified Financials—3.9%
Franklin Resources, Inc.	438	42,482
Goldman Sachs Group, Inc.	239	39,528
Nasdaq OMX Group (The)*	1,060	40,980
T. Rowe Price Group, Inc.	853	42,650
Total Diversified Financials		165,640
Energy—19.8%
Apache Corp.	354	42,770
Cameron International Corp.*	256	10,660
Chevron Corp.	486	41,485
Cimarex Energy Co.	790	43,245
Denbury Resources, Inc.*	1,392	39,742
Devon Energy Corp.	405	42,254
EnCana Corp.	543	41,132

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Energy—19.8% (continued)
ENSCO International, Inc.	651	$40,766
EOG Resources, Inc.	339	40,680
Exxon Mobil Corp.	474	40,091
Helmerich & Payne, Inc.	883	41,386
National Oilwell Varco, Inc.*	723	42,209
Noble Corp.	834	41,425
Noble Energy, Inc.	558	40,622
Occidental Petroleum Corp.	566	41,414
Petro-Canada	907	39,373
Pride International, Inc.*	1,174	41,031
Rowan Cos., Inc.	1,058	43,568
Transocean, Inc.*	301	40,695
Valero Energy Corp.	837	41,105
XTO Energy, Inc.	677	41,879
Total Energy		837,532
Food & Staples Retailing—3.0%
CVS Corp.	1,067	43,224
SYSCO Corp.	1,444	41,905
Wal-Mart Stores, Inc.	822	43,303
Total Food & Staples Retailing		128,432
Food Beverage & Tobacco—1.0%
PepsiCo, Inc.	598	43,176
Health Care Equipment & Services—5.0%
Becton Dickinson & Co.	474	40,693
C.R. Bard, Inc.	430	41,452
Intuitive Surgical, Inc.*	142	46,058
Stryker Corp.	667	43,388
Varian Medical Systems, Inc.*	887	41,547
Total Health Care Equipment & Services		213,138
Household & Personal Products—1.0%
Estee Lauder Cos., Inc. (The) Class A	924	42,365
Insurance—1.1%
Berkshire Hathaway, Inc. Class B*	10	44,729
Materials—8.5%
Air Products & Chemicals, Inc.	448	41,216
AK Steel Holding Corp.	755	41,087
Barrick Gold Corp.	845	36,715
Celanese Corp. Series A	1,092	42,642
CF Industries Holdings, Inc.	350	36,267

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Materials—8.5% (continued)
Freeport-McMoRan Copper & Gold, Inc.	425	$40,894
Monsanto Co.	374	41,701
Nucor Corp.	563	38,138
Potash Corp. of Saskatchewan	261	40,510
Total Materials		359,170
Media—1.0%
Omnicom Group, Inc.	965	42,634
Pharmaceuticals, Biotechnology—6.2%
Amgen, Inc.*	1,017	42,490
Biogen Idec, Inc.*	698	43,060
Eli Lilly & Co.	839	43,284
Gilead Sciences, Inc.*	871	44,883
Thermo Fisher Scientific, Inc.*	774	43,994
Wyeth	1,027	42,888
Total Pharmaceuticals, Biotechnology		260,599
Retailing—3.0%
Best Buy Co., Inc.	1,019	42,248
priceline.com, Inc.*	340	41,092
TJX Cos., Inc.	1,268	41,933
Total Retailing		125,273
Semiconductors & Semiconductor Equipment—3.7%
Applied Materials, Inc.	1,940	37,849
MEMC Electronic Materials, Inc.*	486	34,457
NVIDIA Corp.*	2,208	43,696
Texas Instruments, Inc.	1,421	40,172
Total Semiconductors & Semiconductor Equipment		156,174
Software & Services—7.9%
Accenture Ltd. Class A	1,214	42,696
Activision, Inc.*	1,545	42,194
Cognizant Technology Solutions Corp. Class A*	1,450	41,804
Google, Inc. Class A*	95	41,845
Mastercard, Inc. Class A	199	44,374
Microsoft Corp.	1,421	40,328
NAVTEQ Corp.*	623	42,364
Oracle Corp.*	2,089	40,861
Total Software & Services		336,466

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
SPA MarketGrader Large Cap 100 Fund
March 31, 2008 (unaudited)

Investments	Shares	Value
Technology Hardware & Equipment—10.7%
Apple, Inc.*	315	$45,202
Cisco Systems, Inc.*	1,636	39,411
Corning, Inc.	1,718	41,301
Dolby Laboratories, Inc. Class A*	1,131	41,010
EMC Corp.*	2,804	40,209
Harris Corp.	884	42,901
Hewlett-Packard Co.	874	39,907
Qualcomm, Inc.	1,042	42,722
Research In Motion Ltd.*	399	44,780
Seagate Technology	1,928	40,372
Western Digital Corp.*	1,331	35,990
Total Technology Hardware & Equipment		453,805
Telecommunication Services—0.9%
Windstream Corp.	3,365	40,212
Utilities—2.9%
Dominion Resources, Inc.	1,016	41,493
Energen Corp.	664	41,367
Exelon Corp.	517	42,017
Total Utilities		124,877
Total Investments—98.4%
(Cost $4,430,304)		4,165,913
Other Assets in Excess of Liabilities—1.6%		68,466
Net Assets—100.0%		$4,234,379

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
March 31, 2008 (unaudited)

	SPA MarketGrader 40 Fund	SPA MarketGrader 100 Fund	SPA MarketGrader 200 Fund	SPA MarketGrader Small Cap 100 Fund	SPA MarketGrader Mid Cap 100 Fund	SPA MarketGrader Large Cap 100 Fund
ASSETS:
Investments at value:	$3,817,071	$1,945,369	$1,910,843	$1,894,872	$2,006,137	$4,165,913
Cash	35,422	45,362	47,371	57,641	37,813	57,566
Receivables:
Expense waivers due from Advisor	22,222	22,108	22,016	21,964	22,035	22,277
Dividends receivable	703	609	1,806	1,648	1,804	4,375
Prepaid Offering Costs	17,383	17,383	17,383	17,383	17,383	17,383
Prepaid Compliance Fees	2,206	2,161	2,170	2,124	2,152	2,149
Other Assets	4,757	4,757	4,757	4,757	4,757	4,757
Total Assets	3,899,764	2,037,749	2,006,346	2,000,389	2,092,081	4,274,420
LIABILITIES:
Payables:
Investment securities purchased	—	—	—	20,050	—	—
Advisory fees (Note 4)	8,291	7,037	7,313	5,871	6,148	10,869
Principal Financial Officer fees	2,300	2,270	2,272	2,271	2,271	2,301
Trustee fees	2,127	2,127	2,127	2,127	2,127	2,127
Other accrued expenses	24,730	24,640	24,672	24,657	24,621	24,744
Total Liabilities	37,448	36,074	36,384	54,976	35,167	40,041
NET ASSETS	$3,862,316	$2,001,675	$1,969,962	$1,945,413	$2,056,914	$4,234,379
NET ASSETS CONSIST OF:
Paid-in capital	4,507,630	2,401,693	2,542,488	2,496,422	2,502,608	4,893,388
Undistributed net investment loss	(29,104)	(25,906)	(23,869)	(31,184)	(27,613)	(22,533)
Net realized loss on investments	(480,483)	(267,214)	(464,228)	(409,738)	(301,771)	(372,085)
Net unrealized depreciation on investments	(135,727)	(106,898)	(84,429)	(110,087)	(116,310)	(264,391)
Net Assets	$3,862,316	$2,001,675	$1,969,962	$1,945,413	$2,056,914	$4,234,379
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	201,000	100,600	100,600	100,600	100,600	200,600
Net asset value per share	$19.22	$19.90	$19.58	$19.34	$20.45	$21.11
Investments at cost	$3,952,798	$2,052,267	$1,995,272	$2,004,959	$2,122,447	$4,430,304
The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Period October 17, 2007* through March 31, 2008 (unaudited)

	SPA MarketGrader 40 Fund	SPA MarketGrader 100 Fund	SPA MarketGrader 200 Fund	SPA MarketGrader Small Cap 100 Fund	SPA MarketGrader Mid Cap 100 Fund	SPA MarketGrader Large Cap 100 Fund
INVESTMENT INCOME:
Dividend income	$11,451	$13,492	$15,798	$6,947	$10,842	$20,994
Foreign withholding tax	—	(17)	(25)	—	—	(268)
Total Investment Income	11,451	13,475	15,773	6,947	10,842	20,726
EXPENSES:
Professional fees	13,557	13,557	13,557	13,557	13,557	13,557
Advisory (Note 4)	10,750	9,508	9,764	8,279	8,600	13,371
Calculating agent and listing fees	5,878	5,879	5,878	5,879	5,879	5,879
Compliance	5,640	5,607	5,552	5,537	5,597	5,651
Insurance	4,927	4,927	4,927	4,927	4,927	4,927
Trustees	3,794	3,794	3,794	3,794	3,794	3,794
Sub-Advisory	3,158	3,159	3,158	3,157	3,158	3,160
Printing	2,393	2,393	2,393	2,393	2,393	2,393
Sub-Administration	722	722	720	720	721	734
Administration & Accounting	379	336	345	292	304	472
Custody	95	84	86	73	76	118
Offering costs (Note 3)	15,950	15,950	15,950	15,950	15,950	15,950
Other expenses	1,196	1,196	1,196	1,196	1,196	1,196
Total Expenses	68,439	67,112	67,320	65,754	66,152	71,202
Less expense waivers (Note 4)	(27,884)	(27,731)	(27,678)	(27,623)	(27,697)	(27,943)
Net Expenses	40,555	39,381	39,642	38,131	38,455	43,259
Net Investment Loss	(29,104)	(25,906)	(23,869)	(31,184)	(27,613)	(22,533)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(480,483)	(267,214)	(464,228)	(409,738)	(301,771)	(372,085)
Net unrealized depreciation on investments	(135,727)	(106,898)	(84,429)	(110,087)	(116,310)	(264,391)
Net realized and unrealized loss on investments	(616,210)	(374,112)	(548,657)	(519,825)	(418,081)	(636,476)
Net decrease in net assets resulting from operations	$(645,314)	$(400,018)	$(572,526)	$(551,009)	$(445,694)	$(659,009)

*	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the Period October 17, 2007* to March 31, 2008 (unaudited)

	SPA MarketGrader 40 Fund	SPA MarketGrader 100 Fund	SPA MarketGrader 200 Fund	SPA MarketGrader Small Cap 100 Fund	SPA MarketGrader Mid Cap 100 Fund	SPA MarketGrader Large Cap 100 Fund
OPERATIONS:
Net investment loss	$(29,104)	$(25,906)	$(23,869)	$(31,184)	$(27,613)	$(22,533)
Net realized loss on investments	(480,483)	(267,214)	(464,228)	(409,738)	(301,771)	(372,085)
Net unrealized depreciation on investments	(135,727)	(106,898)	(84,429)	(110,087)	(116,310)	(264,391)
Net decrease in net assets resulting from operations	(645,314)	(400,018)	(572,526)	(551,009)	(445,694)	(659,009)
SHAREHOLDER TRANSACTION:
Proceeds from shares sold	4,530,480	4,561,501	4,530,359	2,496,422	2,502,608	4,902,722
Value of share repurchased	—	(2,160,648)	(1,988,299)	—	—	—
Net income equalization	(22,850)	840	428	—	—	(9,334)
Net increase in net assets resulting from shares transactions	4,507,630	2,401,693	2,542,488	2,496,422	2,502,608	4,893,388
Increase in Net Assets	3,862,316	2,001,675	1,969,962	1,945,413	2,056,914	4,234,379
NET ASSETS:
Beginning of period	$25,000	$15,000	$15,000	$15,000	$15,000	$15,000
End of period	$3,862,316	$2,001,675	$1,969,962	$1,945,413	$2,056,914	$4,234,379
Undistributed net investment loss included in net assets at end of period	$(29,104)	$(25,906)	$(23,869)	$(31,184)	$(27,613)	$(22,533)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,000	600	600	600	600	600
Shares sold	200,000	200,000	200,000	100,000	100,000	200,000
Shares repurchased	—	(100,000)	(100,000)	—	—	—
Shares outstanding, end of period	201,000	100,600	100,600	100,600	100,600	200,600

*	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
For the period October 17, 20071 through March 31, 2008 (unaudited)

	SPA MarketGrader 40 Fund	SPA MarketGrader 100 Fund	SPA MarketGrader 200 Fund	SPA MarketGrader Small Cap 100 Fund	SPA MarketGrader Mid Cap 100 Fund	SPA MarketGrader Large Cap 100 Fund
Per Share Operating Performance:
Net asset value, beginning of period	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Net investment loss[2]	(0.22)	(0.26)	(0.20)	(0.31)	(0.27)	(0.13)
Net realized and unrealized loss on investments	(5.56)	(4.84)	(5.22)	(5.35)	(4.28)	(3.76)
Total from investment operations	(5.78)	(5.10)	(5.42)	(5.66)	(4.55)	(3.89)
Net asset value, end of period	$19.22	$19.90	$19.58	$19.34	$20.45	$21.11
Total Return[3]	(23.12)%	(20.40)%	(21.68)%	(22.64)%	(18.20)%	(15.56)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$3,862	$2,002	$1,970	$1,945	$2,057	$4,234
Ratio to average net assets of:
Expenses, net of expense waivers[4]	3.20%	3.52%	3.46%	3.92%	3.80%	2.74%
Expenses, prior to expense waivers[4]	5.40%	6.01%	5.87%	6.76%	6.55%	4.51%
Net investment loss, net of waivers[4]	(2.29)%	(2.32)%	(2.08)%	(3.21)%	(2.73)%	(1.43)%
Portfolio turnover rate[5]	136%	134%	51%	67%	65%	64%

1	Commencement of investment operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
4	Annualized.
5	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited)

1.    Organization

The SPA ETF Trust, (the ‘‘Trust’’) was organized as a Delaware statutory trust on March 13, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), which is currently comprised of six active funds (collectively, the ‘‘Funds’’ and individually the ‘‘Fund’’). Each Fund is a diversified fund under the Act. The Funds commenced operations on October 17, 2007.

The objectives of the Funds, (SPA MarketGrader 40, SPA MarketGrader 100, SPA MarketGrader 200, SPA MarketGrader Large Cap 100, SPA MarketGrader Mid Cap 100, and the SPA MarketGrader Small Cap 100) are to seek investment results that correspond generally to the performance, before the Funds’ fees and expenses, of an equity index on the MarketGrader 40 Index, MarketGrader 100 Index, MarketGrader 200 Index, MarketGrader Small Cap 100 Index, MarketGrader Mid Cap 100 Index, and the MarketGrader Large Cap 100 Index, respectively.

2.    Significant Accounting Policies

The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles (‘‘U.S. GAAP’’), requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, and the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal reporting period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation   –   The Net Asset Value (‘‘NAV’’) of each Fund’s shares is calculated each day the national securities exchange are opened for trading as of the close of the regular trading session on the New York Stock Exchange (NYSE), ordinarily 4:00 p.m. New York (Eastern) Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on a national securities exchange are valued based on their last sale price, or official closing price on the exchange or system which they are principally traded. Securities regularly traded in an over the counter market are valued at the last quoted sale price or, if no sale price is available at the mean between the most recently quoted bid and asked prices in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other investment securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Board of Trustees.

Investment Transactions   –   Investment transactions are recorded as of the date that the securities are purchased or sold. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distribution to Shareholders   –   Each Fund declares and pays dividends from net investment income to its sharesholders and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a return of capital.

Investment Income   –   Dividend income is recognized on the ex-dividend date net of any foreign taxes witheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses   –   Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Notes to Financial Statements (unaudited)

Equalization   –   All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder’s per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

3.    Offering and Organizational Costs

SPA ETF Inc. (the ‘‘Adviser’’) has agreed to assume all organization and offering costs and expenses, in excess of $200,000, in order to limit each Fund’s operating expenses.

Costs incurred by the Trust were $200,000, which is being amortized over twelve months.

4.    Advisory and Administrative Agreements

The Adviser provides investment management services to each Fund. Pursuant to an Investment Advisory Agreement the Adviser receives an advisory fee, of 0.85% per Fund, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. The Adviser has entered into a voluntary expense limitation agreement with the Trust pursuant to which the Adviser has agreed to limit all expenses of the Trust to 0.85% of the daily net assets, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) Organizational expenses; (iv) Printing and postage expenses in relation to filing regulatory reports such as Form N-Q, Semi Annual and Annual Reports; (v) exchange listing fees and (vi) any extraordinary expenses. For a period of five years subsequent to each Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended March 31, 2008, the Adviser waived the following fees:

Fund	Fees Waived
SPA MarketGrader 40 Fund	$27,884
SPA MarketGrader 100 Fund	27,731
SPA MarketGrader 200 Fund	27,678
SPA MarketGrader Small Cap 100 Fund	27,623
SPA MarketGrader Mid Cap 100 Fund	27,697
SPA MarketGrader Large Cap 100 Fund	27,943

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York Company, Inc., the former parent company of The Bank of New York, merged with Mellon Financial Corporation to form The Bank of New York Mellon Corporation. As of such date the The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Distribution Agreement

Foreside Fund Services LLC, serves as the Funds’ distributor (the ‘‘Distributor’’). The Trust has adopted a distribution and services plan (‘‘12b-1’’) pursuant to Rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount of up to a maximum annual rate of 0.25% of the average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Notes to Financial Statements (unaudited)

Foreside Compliance Services, LLC (‘‘FCS’’), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (‘‘FMS’’), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds. Neither FCS nor FMS has any role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust.

Licensing Fee Agreements

The Adviser has entered into a licensing agreement for each Fund with MarketGrader.com Corporation. The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for the use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor make no representation regarding the advisability of investing in any of the Funds.

5.    Capital Share Transactions

As of March 31, 2008, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6.    Investment Transactions

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended March 31, 2008 were as follows:

Fund	Purchases	Sales
SPA MarketGrader 40 Fund	$3,952,760	$3,794,050
SPA MarketGrader 100 Fund	3,023,207	2,877,080
SPA MarketGrader 200 Fund	1,268,682	1,270,574
SPA MarketGrader Small Cap 100 Fund	3,922,094	1,421,398
SPA MarketGrader Mid Cap 100 Fund	1,466,066	1,447,382
SPA MarketGrader Large Cap 100 Fund	2,407,181	2,382,855

Notes to Financial Statements (unaudited)

For the period ended March 31, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
SPA MarketGrader 40 Fund	$4,370,571	$—
SPA MarketGrader 100 Fund	4,414,104	2,158,750
SPA MarketGrader 200 Fund	4,486,535	1,946,144
SPA MarketGrader Small Cap 100 Fund	—	—
SPA MarketGrader Mid Cap 100 Fund	2,487,534	—
SPA MarketGrader Large Cap 100 Fund	4,880,062	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

7.    Trustees’ Fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees’ fees.

8.    Federal Income Tax

The Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

At March 31, 2008 the cost of investment and the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
SPA MarketGrader 40 Fund	$3,952,798	$146,717	$(282,444)	$(135,727)
SPA MarketGrader 100 Fund	2,052,267	56,964	(163,862)	(106,898)
SPA MarketGrader 200 Fund	1,995,272	37,788	(122,217)	(84,429)
SPA MarketGrader Small Cap 100 Fund	2,004,959	43,391	(153,478)	(110,087)
SPA MarketGrader Mid Cap 100 Fund	2,122,447	45,029	(161,339)	(116,310)
SPA MarketGrader Large Cap 100 Fund	4,430,304	77,264	(341,655)	(264,391)

9.    New Accounting Pronouncements

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes’’ (‘‘FIN 48’’). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, ‘‘Fair Value Measurements’’ (‘‘FAS 157’’) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial

Notes to Financial Statements (unaudited)

performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

10.    Subsequent Event

BNY Investment Advisors (the ‘‘Sub-Adviser’’) informed the Adviser effective two months from April 18, 2008 they will resign as Sub-Advisers of the SPA ETF Trust.

Advisory Contract Review

The Investment Advisory Agreement between the Adviser and the Trust and the Sub-Advisory Agreement between the Sub-Adviser and the Trust on behalf of each Fund were approved by the Board, including all of the Trustees who are not parties to such agreement or interested persons of any such party, on October 4, 2007 (the ‘‘Independent Trustees’’). The Board of Trustees, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement and Sub-Advisory Agreement were in the best interests of each Fund. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Investment Advisory Agreement and Sub-Advisory Agreement for each Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Investment Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Investment Advisory Agreement and Sub-Advisory Agreement, the proposed investment parameters of the respective index for each Fund, financial information regarding the Adviser and Sub-Adviser and its parent company, information describing the Adviser’s and Sub-Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other exchange-traded (‘‘ETFs’’), open-end and closed-end funds by the Adviser. The Board also considered the performance history of the MarketGrader Indexes that the Funds will track. Based upon their review, the Board concluded that the Adviser and Sub-Adviser were qualified to manage the Funds and oversee the services to be provided by other service providers and that the services to be provided by the Adviser and Sub-Adviser to each Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser and Sub-Adviser, the Board considered the resources involved in managing each Fund as well as the proposed expense limitations for each Fund. In addition, they noted that the licensing fee associated with obtaining the rights to use the MarketGrader Indexes will be borne by the Adviser and not passed through to the Funds. The Board noted that because the Funds are newly organized, the Adviser and Sub-Adviser represented that profitability information was not yet determinable. However, based upon the impact of the proposed expense limitation for each Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Adviser showing the proposed advisory fees for the Funds as compared to those of a peer group of ETFs provided by the Investment Adviser. The Board noted the services to be provided by the Investment Adviser for the annual advisory fee of 0.85% of each Fund’s average daily net assets and that the proposed advisory fee to be charged to each Fund was identical. The Board also considered that the Adviser had contractually agreed to waive its fee and/or pay expenses of the Funds to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, fees paid to the American Stock Exchange, LLC for calculating the indicative value of the Index, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.85% of average net assets per year, at least until December 31, 2011. The Board considered that, although the Funds’ proposed advisory fees were at the high end of the range of those in the peer group of ETFs provided by the Adviser, taking into account the respective expense limitations for the Funds, the Funds’ expense ratios were expected to be within range of the expense ratios of the peer group of ETFs provided by the Investment Adviser. The Board concluded that each Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Investment Advisory Agreement and the expense limitation that would be in place.

The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of

Advisory Contract Review (continued)

Fund investors. Because the Funds are newly organized, the Board reviewed the Funds’ proposed expense limitations and determined to review economies of scale in the future when the Funds had attracted assets. The Board also noted that the terms of the expense reimbursement agreement that the Investment Adviser had entered into with the Funds allow the Investment Adviser for a period of five years subsequent to the respective Fund’s commencement of operations to recover from the individual Fund’s fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses falls below the expense limitation.

The Board considered benefits to be derived by the Adviser from its relationship with the Funds, including the benefits to the Adviser from its separate Sub-Advisory Agreement with the Trust. The Board concluded that the advisory fees and sub-advisory fees were reasonable, taking into account these benefits.

Shareholder Expense Examples (unaudited)

As a shareholder of a SPA ETF Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 17, 2007 to March 31, 2008.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled ‘‘Expenses Paid During Period 10/12/07 to 3/31/08’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Shareholder Expense Examples (unaudited)

	Beginning Account Value 10/17/07	Ending Account Value 3/31/07	Annualized Expense Ratio Based on the Period 10/17/07 to 3/31/08	Expenses Paid During the Period† 10/17/07 to 3/31/08
SPA MarketGrader 40 Fund
Actual	$1,000.00	$768.80	3.20%	$12.91
Hypothetical (5% return before expenses)	$1,000.00	$1,008.21	3.20%	$14.66
SPA MarketGrader 100 Fund
Actual	$1,000.00	$796.00	3.52%	$14.42
Hypothetical (5% return before expenses)	$1,000.00	$1,006.75	3.52%	$16.12
SPA MarketGrader 200 Fund
Actual	$1,000.00	$783.20	3.46%	$14.08
Hypothetical (5% return before expenses)	$1,000.00	$1,007.03	3.46%	$15.84
SPA MarketGrader Small Cap 100 Fund
Actual	$1,000.00	$773.60	3.92%	$15.86
Hypothetical (5% return before expenses)	$1,000.00	$1,004.93	3.92%	$17.93
SPA MarketGrader Mid Cap 100 Fund
Actual	$1,000.00	$818.00	3.80%	$15.76
Hypothetical (5% return before expenses)	$1,000.00	$1,005.48	3.80%	$17.39
SPA MarketGrader Large Cap 100 Fund
Actual	$1,000.00	$844.40	2.74%	$11.53
Hypothetical (5% return before expenses)	$1,000.00	$1,010.31	2.74%	$12.57

†	Expenses are calculated using each Fund’s annualized expense ratio, multipled by the average account value for the period, multipled by 167/366 (to reflect the fiscal period).

Supplemental Information (unaudited)
Trustees and Officers

The Independent Trustees of the Trust or the Trustee who is affiliated with the Adviser and executive officer of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust’s six funds.

Name, Address and Age of Trustees*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees
Joseph Stefanelli Year of Birth: 1938	Trustee	Since 2007	Retired; formerly, served in various senior positions at the AMEX (1984-2002), and director of the Options Clearing Corporation (1995-2002).	6	Director of International Securities Exchange Holdings, Inc. (operator of securities markets) since May 2007
Robert Tull Year of Birth: 1952	Trustee	Since 2007	Managing Director at MacroMarkets, LLC (developer of financial products) (2005-present); Vice President of New Product Development and Executive Director of Exchange-Traded Fund Services at the AMEX (2000-2005); formerly served in various senior positions at Deutsche Bank (1996-2000) and Morgan Stanley (1982-1996).	6	None.
Antony Peter Drain*** Year of Birth: 1960	Trustee and President	Since 2007	Director, London & Capital Group Limited (since 1999) (affiliate of the Investment Adviser); and the Investment Adviser; formerly, Director of ie Group plc (financial services) (1997-1999).	6	None

*	The business address of each Trustee is c/o SPA ETF, Inc., Tower 49, 12 East 49th Street, New York 10017.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	Mr. Drain is an interested person of the Trust because of his position as a director of each of the Investment Adviser and London & Capital Group Limited, which is affiliated with the Investment Adviser.

Supplemental Information (unaudited)
Trustees and Officers (continued)

The affiliates of the Adviser and executive officers of the Trust, his term of office and length of time served, his principal business occupations during the past five years, are shown below.

Name, Address and Age*	Position(s) Held with Trust	Length of Time Served**	Principal Occupation(s) During Past 5 Years
Christopher Lanza Year of Birth: 1961	Chief Financial Officer and Treasurer	Since 2007	Director of Exchange-Traded Fund Services at Foreside Financial Group since October 2007; formerly served in various senior positions in accounting, treasurer and compliance services at Citigroup Global Fund Services (June 2004 – September 2007) and Mitsubishi Bank of California – Global Solutions (November 2000 – May 2004).

David M. Whitaker Year of Birth: 1971	Chief Compliance Officer	Since 2007	Counsel, Foreside Financial Group, since September 2007; Managing Member, Beacon Fund Services, LLC (a financial services consulting firm) since April 2007; Vice President and Product Manager, Citigroup Fund Services, LLC April 2004 – April 2007; Counsel, PFPC, Inc. (a fund services company) 1999-2004.

*	The business address of each Officer is c/o SPA ETF, Inc., Foresides Fund Services, LLC, Two Portland Square, Portland, Maine, 04101.
**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

Proxy Voting Policies, Procedures and Record

A description of the Funds’ proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge upon request, by calling (800) 772-3831. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

The Fund’s Statement of Additional Information (‘‘SAI’’) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Investment Adviser	Sub-Adviser
SPA ETF, Inc	BNY Investment Advisors
Tower 49	1633 Broadway
12 East 49th Street	13th Floor
New York, New York 10017	New York, New York 10019
Distributor
Foreside Fund Services, LLC
Two Portland Square
Portland, Maine 04101
www.foresides.com
Custodian	Transfer Agent
The Bank of New York	The Bank of New York
101 Barclay Street	101 Barclay Street
New York, New York 10286	New York, New York 10286
Legal Counsel	Independent Registered Public Accounting Firm
Clifford Chance US LLP	Deloitte & Touche LLP
31 West 52nd Street	200 Berkeley Street
New York, New York 10019	Boston, Massachusetts 02116-5022

This report is submitted for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

a 12 East 49th Street, New York, NY 10017
t (212) 663-1595 f (212) 688-2831
spa-etf.com

©2007 SPA EFTs Inc

Foreside Fund Services LLC, distributor to the SPA Exchange Traded Funds.

Item 2. Code of Ethics.

a). The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

b). Not Applicable

c). Not Applicable

d). During the period, registrant granted no waivers from the provisions of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

e). Not Applicable

f). Not Applicable

Item 3. Audit Committee Financial Expert.

a). Robert Tull

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2008: $56,000

2007: N/A

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are principally related to the registrant’s tax return reviews and are not reported under paragraph (a) of this item are as follows:

2008: $33,000

2007: N/A

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2008: N/A

2007: N/A

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2008: $0

2007: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) No response required.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from October 17, 2007 to March 31, 2008 were $0.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Code of Ethics.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: SPA ETF Trust
By:	/s/ Antony P Drain
Antony P. Drain, Chief Executive Officer

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant: SPA ETF Trust
By:	/s/ Antony P Drain
Antony P Drain, Chief Executive Officer

Date: May 30, 2008
By:	/s/ Christopher Lanza
Christopher Lanza, Chief Financial Officer

Date: May 29, 2008